Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

25  Related party transactions

a)   Amounts due to related parties consisted of the following:

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Short-term:
Payables to Yangguang Guifeng Electronics Co., Ltd. (“Yangguang Guifeng”)	77,567	135,938
Payables to Heibei Ningjin Songgong Electronics Co., Ltd. (“Songgong Electronics”)	133,860	115,536
Payables to Hebei Jinglong Sunshine Equipment Co., Ltd.	47,257	108,668
Payables to Xingtai Jinglong Electronics and Materials Co., Ltd. (“Xingtai Jinglong”)	120,423	106,651
Payables to Taicang Juren Photovoltaic Materials Co., Ltd. (“Taicang Juren”)	37,392	93,230
Payables to Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”)	133,318	90,454
Payables to Xingtai Jinglong Photovoltaic Materials Co., Ltd. (“Xingtai Jinglong PV”)	—	31,482
Payables to Hebei Jinglong Fine Chemical Co., Ltd. (“Fine Chemical”)	761	6,075
Payables to Ningjin Jingxing Electronic Material Co., Ltd.	2,428	3,542
Payables to Ningjin County Heilonggang Construction and Installation Co., Ltd. (“Heilonggang”)	—	867
Payables to Ningjin Saimei Ganglong Electronics Co., Ltd. (“Saimei Ganglong”)	56,761	—
Payables to Jing Wei Electronics Co., Ltd. (“Jing Wei”)	114	—
Others	23,495	35,775

Total amounts due to related parties	633,376	728,218

b)   Amounts due from related parties consisted of the following:

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Short-term:
Advance to related party suppliers, net
Advances to Hebei Jinglong	24,962	14

Accounts receivable from related party customers, net
Receivables from Songgong Electronics	50,070	18,108
Receivables from Hebei Jinglong	60,634	8,968
Receivables from Jing Xing	14,354	2,917
Receivables from Yangguang Guifeng	1,252	1,929
Receivables from Xingtai Jinglong	56	939
Receivables from Lincheng	1,065	155
Receivables from others	2,350	800

Amount due from related parties:
Amount due from Songgong Electronics	16,452	17,000
Amount due from Yangguang Guifeng	—	1,812
Amount due from others	1,947	37
Loan to Yangzhou JA Property Co., Ltd. (“Yangzhou Property”)	40,085	—
Loan to Longhai Property	15,025	—

Total amounts due from related parties	228,252	52,679

c)   Dividends receivable from related parties consisted of the following:

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Dividends receivable from Lincheng	—	7,085

d)     Transactions with Hebei Jinglong

Wafer supply

In July 2006, the Company entered into a master long-term supply contract (the “Jinglong Long-term Supply Contract”) with Hebei Jinglong for the supply of silicon wafers. Hebei Jinglong is owned by the shareholders of the largest shareholder of the Company, Jinglong Group Co., Ltd. (“Jinglong BVI”), and thus, is a related party of the Company. Mr. Baofang Jin, our executive chairman, owns 78.45% equity interests in Hebei Jinglong and 32.96% in Jinglong BVI. The Jinglong Long-term Supply Contract had an initial term of four and half years, from July 2006 to December 2010, which automatically extended for another three years until the end of 2013. The Company has also entered into various short-term supply contracts with Hebei Jinglong for the supply of silicon wafers (together with the Jinglong Long-term Supply Contract the “Jinglong Supply Contracts”). Under the Jinglong Supply Contracts, Jinglong Group has agreed to supply the Company with silicon wafers at prevailing market prices with a reasonable discount and under prepayment arrangements. The Company has entered into various supplemental agreements to the Jinglong Supply Contracts to specify certain performance terms, including amendment of prepayment amounts and their utilization. The prepayment and delivery terms under the existing Jinglong Long-term Supply Contract had been revised subsequently in August 2007, September 2008, and February 2009.

The Company reviewed the contracts under ASC 815, Derivatives and Hedging, and ASC 810, Consolidation, and determined that they don’t contain an embedded derivative nor would the supplier contracts cause the supplier to be a variable interest entity.

Due to the reorganization of Jinglong Group, Hebei Jinglong disposed its wafer production business in the middle of 2014. The Company didn’t purchase silicon wafers from Jinglong Group since 2014.

Unused prepayments were RMB 65,951, RMB 24,962 and RMB 14 at December 31, 2015, 2016 and 2017, respectively, and were recorded in advances to related party supplier in the consolidated balance sheet. The unused prepayment was deducted by the rental fee according to the supplemental agreements signed every quarter.

Outsourcing service

Hebei Jinglong changed its business and the Company outsourced wafer processing service to the subsidiaries of Hebei Jinglong since the middle of 2014 (Refer to Note 25(e) Transactions with other related parties).

Leasing

The Company leases properties from Hebei Jinglong and another related party under operating lease agreements. The Company incurred rental expenses under operating lease agreements to Hebei Jinglong in the amounts of RMB 52,614, RMB 39,914 and RMB 35,908 for the years ended December 31, 2015, 2016 and 2017, respectively.

e)    Transactions with other related parties

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	34,337	20,888	14,209
Others	—	—	182
Lincheng	92,158	162,516	—

Total	126,495	183,404	14,391

Purchase of products
Subsidiaries of Hebei Jinglong	1,015,077	2,192,553	2,830,237
Taicang Juren	—	158,639	319,665
Xingtai Jinglong PV	—	—	83,929
Others	—	7,223	59,645

Total	1,015,077	2,358,415	3,293,476

Processing service received
Subsidiaries of Hebei Jinglong	8,438	110,972	26,972

Total	8,438	110,972	26,972

Purchase of equipment and building
Subsidiaries of Hebei Jinglong	—	2,621	71,555
Heilonggang	—	—	3,142
Fine Chemical	—	—	77

Total	—	2,621	74,774

Sales of equipment
Subsidiaries of Hebei Jinglong	—	3,722	85

Total	—	3,722	85

Provide entrusted loan
Songgong Electronics	—	15,000	17,000
Yangzhou Property	40,000	40,000	—
Longhai Property	—	15,000	—

Total	40,000	70,000	17,000

Provide Guarantee
Songgong Electronics	—	260,000	220,000
Xingtai Jinglong	—	—	121,000
Jingxing	—	—	30,000
Saimei Ganglong	—	50,000	—

Total	—	310,000	371,000

Receive Guarantee
Hebei Jinglong	581,714	561,116	791,124
Longhai Property	—	50,000	47,046
Yangzhou Property	80,000	80,000	—
Total	661,714	691,116	838,170

As of December 31, 2017, the Company provided guarantees to Songgong Electronics, Xingtai Jinglong and Jingxing for short-term borrowings with principal of RMB 220,000, RMB 121,000 and RMB 30,000, respectively. As of December 31, 2016, the Company provided guarantees to Songgong Electronics and Saimei Ganglong for short-term borrowings with principal of RMB 260,000 and RMB 50,000, respectively. The Company provided no guarantees to related parties while as of December 31, 2015. No amounts have been accrued as a loss contingency related to this guarantee because payment by the Company is not probable. The fair value of the guarantee as of December 31, 2017 was not material. In addition, in June 2013, the Company provided an entrustment loan to Yangzhou Property with a principal of RMB 40,000, with an annual interest rate of 6.6% and was due for repayment in one year.  In 2014, the repayment date for the entrustment loan was extended to June 8, 2015. In 2015, the repayment date for this loan is extended to June 10, 2016 with interest rate of 7%. And in 2016, the repayment date for this loan is extended to June 10, 2017 with interest rate of 7%. In August 2016, the Company provided an entrustment loan to Longhai Property with a principal of RMB 15,000, with an annual interest rate of 5.36%. In October 2016, the Company provided an entrustment loan to Songgong Electronics with a principal of RMB 15,000, with an annual interest rate of 5.36%. In November 2017, the Company provided an entrustment loan to Songgong Electronics with a principal of RMB 17,000, with an annual interest rate of 5.60%. Meanwhile, the Company received guarantees from Yangzhou Property for a short-term borrowing with a principal of RMB 80,000, RMB 80,000 and nil in 2015, 2016 and 2017, respectively. The Company received guarantees from Longhai Property for a short-term borrowing with a principal of RMB nil, RMB 50,000 and RMB 47,046 in 2015, 2016 and 2017, respectively.

The Company considers that these transactions were at market with prices comparable to other similar transactions with unrelated third parties.

On November 17, 2017, the Company entered into a definitive agreement and plan of merger with JASO Holdings Limited, JASO Parent Limited and JASO Acquisition Limited for a potential going private transaction.